PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 102.8%
Communication Services : 13.0%
192,202
Alphabet, Inc. - Class A
$ 55,269,607
4.1
156,499  Alphabet, Inc. - Class
C
44,893,303
3.3
83,990  Meta Platforms, Inc.
- Class A
48,053,199
3.5
253,037
(1)
Netflix, Inc.
24,329,508
1.8
9,184
(1)
Spotify Technology SA
4,453,413
0.3
176,999,030
13.0
Consumer Discretionary : 11.6%
24,936
(1)
Airbnb, Inc. - Class A
3,148,918
0.2
300,729
(1)
Amazon.com, Inc.
62,632,829
4.6
156
(1)
AutoZone, Inc.
526,934
0.0
1,824
Booking Holdings, Inc.
7,679,624
0.6
78,595
(1)
Chipotle Mexican Grill,
Inc.
2,515,826
0.2
21,833
(1)
DoorDash, Inc. - Class
A
3,278,225
0.2
45,304
Home Depot, Inc.
14,900,033
1.1
10,162  Marriott International,
Inc. - Class A
3,323,685
0.2
2,413
McDonald's Corp.
749,936
0.1
46,225
(1)
O'Reilly Automotive,
Inc.
4,267,030
0.3
8,982
Starbucks Corp.
804,697
0.1
133,130
(1)
Tesla, Inc.
49,491,077
3.6
33,391
TJX Cos., Inc.
5,332,543
0.4
158,651,357
11.6
Consumer Staples : 3.4%
113,454
Coca-Cola Co.
8,628,177
0.6
22,748
Colgate-Palmolive Co.
1,938,812
0.2
26,501  Costco Wholesale
Corp.
26,406,391
2.0
7,145
Kimberly-Clark Corp.
689,278
0.1
41,649
(1)
Monster Beverage
Corp.
3,017,887
0.2
11,204
PepsiCo, Inc.
1,739,869
0.1
25,955
Walmart, Inc.
3,225,687
0.2
45,646,101
3.4
Energy : 0.0%
7,074
Schlumberger NV
363,533
0.0
3,856
Williams Cos., Inc.
280,639
0.0
644,172
0.0
Financials : 6.1%
10,572
American Express Co.
3,197,819
0.2
11,580
Aon PLC - Class A
3,737,792
0.3
17,409  Apollo Global
Management, Inc.
1,939,711
0.1
922  Arthur J Gallagher &
Co.
199,687
0.0
31,160
Bank of America Corp.
1,519,050
0.1
44,285
Blackstone, Inc.
5,092,332
0.4
7,877  Brookfield Asset
Management Ltd.
- Class A
350,133
0.0
8,712
Charles Schwab Corp.
818,754
0.1
18,474
Citigroup, Inc.
2,095,136
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,827
(1)
Fiserv, Inc.
$ 492,547
0.0
944  Goldman Sachs
Group, Inc.
798,615
0.1
1,368  Interactive Brokers
Group, Inc. - Class A
91,752
0.0
10,093
KKR & Co., Inc.
933,602
0.1
3,439  Marsh & McLennan
Cos., Inc.
596,495
0.0
48,031  Mastercard, Inc.
- Class A
23,999,169
1.8
9,281
Moody's Corp.
4,048,836
0.3
199,711
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
2,869,847
0.2
1,755
Progressive Corp.
347,911
0.0
100,505
Visa, Inc. - Class A
30,376,631
2.2
83,505,819
6.1
Health Care : 7.7%
105,773
AbbVie, Inc.
23,004,570
1.7
23,688
Amgen, Inc.
8,334,623
0.6
15,192
(1)
Boston Scientific Corp.
953,298
0.1
23,410  Bristol-Myers Squibb
Co.
1,419,816
0.1
1,250
Cigna Group
333,437
0.0
44,015
Eli Lilly & Co.
40,483,677
3.0
20,018
Gilead Sciences, Inc.
2,789,909
0.2
2,047
HCA Healthcare, Inc.
968,722
0.1
21,075
(1)
Intuitive Surgical, Inc.
9,715,364
0.7
6,811
McKesson Corp.
5,893,967
0.4
5,285
Stryker Corp.
1,736,598
0.1
15,154
(1)
Vertex
Pharmaceuticals, Inc.
6,766,867
0.5
20,998
Zoetis, Inc.
2,482,174
0.2
104,883,022
7.7
Industrials : 5.1%
5,123
3M Co.
744,013
0.1
22,322  Automatic Data
Processing, Inc.
4,535,384
0.3
6,338
(1)
Boeing Co.
1,261,452
0.1
3,403
Caterpillar, Inc.
2,410,889
0.2
20,527
Cintas Corp.
3,471,937
0.3
49,176
(1)
Copart, Inc.
1,632,643
0.1
62,103
GE Aerospace
17,622,968
1.3
16,119
GE Vernova, Inc.
14,070,275
1.0
5,664
Illinois Tool Works, Inc.
1,474,283
0.1
3,428
Lockheed Martin Corp.
2,071,849
0.2
13,310  Trane Technologies
PLC
5,546,809
0.4
577
TransDigm Group, Inc.
668,720
0.0
120,205
(1)
Uber Technologies,
Inc.
8,646,346
0.6
2,819
Union Pacific Corp.
683,946
0.0
22,088  Waste Management,
Inc.
5,075,602
0.4
69,917,116
5.1
Information Technology : 55.1%
24,474
(1)
Adobe, Inc.
5,949,140
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Russell™ Large Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
56,244
(1)
Advanced Micro
Devices, Inc.
$ 11,441,717
0.8
72,851  Amphenol Corp.
- Class A
9,204,724
0.7
726,782
Apple, Inc.
184,450,004
13.5
13,434
Applied Materials, Inc.
4,591,607
0.3
14,235
(1)
AppLovin Corp. - Class
A
5,665,530
0.4
61,592
(1)
Arista Networks, Inc.
7,562,266
0.6
9,901
(1)
Atlassian Corp. - Class
A
675,743
0.1
12,720
(1)
Autodesk, Inc.
3,045,168
0.2
195,698
Broadcom, Inc.
60,570,488
4.5
16,291
(1)
Cadence Design
Systems, Inc.
4,526,780
0.3
14,763
(1)
Crowdstrike Holdings,
Inc. - Class A
5,763,623
0.4
2,552  Dell Technologies, Inc.
- Class C
418,860
0.0
36,943
(1)
Fortinet, Inc.
3,018,982
0.2
16,302
Intuit, Inc.
7,048,659
0.5
7,856
KLA Corp.
11,567,253
0.9
74,964
Lam Research Corp.
16,016,808
1.2
3,527  Marvell Technology,
Inc.
349,349
0.0
376,061
Microsoft Corp.
139,206,500
10.2
1,032
(1)
MicroStrategy, Inc.
- Class A
128,794
0.0
4,190  Motorola Solutions,
Inc.
1,818,334
0.1
1,177,408
NVIDIA Corp.
205,339,955
15.1
100,504
Oracle Corp.
14,785,143
1.1
130,417
(1)
Palantir Technologies,
Inc. - Class A
19,077,399
1.4
47,760
(1)
Palo Alto Networks,
Inc.
7,656,883
0.6
14,595
Qualcomm, Inc.
1,879,544
0.1
6,097
Salesforce, Inc.
1,138,127
0.1
62,355
(1)
ServiceNow, Inc.
6,519,215
0.5
19,800
(1)
Snowflake, Inc. - Class
A
2,986,236
0.2
8,367
(1)
Synopsys, Inc.
3,317,348
0.3
22,201
Texas Instruments, Inc.
4,310,102
0.3
12,631
(1)
Workday, Inc. - Class A
1,641,020
0.1
751,671,301
55.1
Materials : 0.4%
3,651
Ecolab, Inc.
971,239
0.1
12,487
Sherwin-Williams Co.
4,002,708
0.3
4,973,947
0.4
Real Estate : 0.4%
27,927
American Tower Corp.
4,819,642
0.4
1,241
Public Storage
336,162
0.0
5,155,804
0.4
Total Common Stock
(Cost $403,347,976)
1,402,047,669
102.8
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.1%
56,994  iShares Russell Top
200 Growth ETF
$ 14,182,387
1.1
Total Exchange-Traded
Funds
(Cost $14,490,741)
14,182,387
1.1
Total Long-Term
Investments
(Cost $417,838,717)
1,416,230,056
103.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
2,943,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $2,943,000) $ 2,943,000 0.2
Total Short-Term
Investments
(Cost $2,943,000)
2,943,000
0.2
Total Investments in
Securities
(Cost $420,781,717) $ 1,419,173,056 104.1
Liabilities in Excess
of Other Assets (55,708,570) (4.1)
Net Assets $ 1,363,464,486 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 1,402,047,669 $ — $ — $ 1,402,047,669
Exchange-Traded Funds 14,182,387 — — 14,182,387
Short-Term Investments 2,943,000 — — 2,943,000
Total Investments, at fair value $ 1,419,173,056 $ — $ — $ 1,419,173,056
Liabilities Table
Other Financial Instruments+
Futures $ (74,400) $ — $ — $ (74,400)
Total Liabilities $ (74,400) $ — $ — $ (74,400)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 10 06/18/26 $ 3,285,375 $ (74,400)
$ 3,285,375 $ (74,400)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,004,721,890
Gross Unrealized Depreciation (6,330,551)
Net Unrealized Appreciation $ 998,391,339